PROPERTY AND EQUIPMENT, NET (Schedule Of Property And Equipment, Net) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property and equipment, net [Line Items]
Equipment, gross	$ 89,013	$ 102,944
Less: Accumulated depreciation	(45,233)	(44,294)
Less: Accumulated impairment loss	(90)	(90)
Equipment, net	43,690	58,560
Building [Member]
Property and equipment, net [Line Items]
Equipment, gross	33,558	34,395
Computer equipment and application software [Member]
Property and equipment, net [Line Items]
Equipment, gross	49,206	61,857
Furniture and vehicles [Member]
Property and equipment, net [Line Items]
Equipment, gross	664	1,267
Leasehold improvements [Member]
Property and equipment, net [Line Items]
Equipment, gross	$ 5,585	$ 5,425